As Filed with the U.S. Securities and Exchange Commission on December 17, 2019
1933 Act File No. 333-132114
1940 Act File No. 811-21861

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 29 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 30 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY GROWTH FUNDS, INC. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) at 8:30 AM (Central) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of December, 2019.

American Century Growth Funds, Inc.
(Registrant)
By: * ___________________________________ Patrick Bannigan President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Patrick Bannigan	President	December 17, 2019

* _________________________________ R. Wes Campbell	Treasurer and Chief Financial Officer	December 17, 2019

* _________________________________ Jonathan S. Thomas	Director	December 17, 2019

* _________________________________ Thomas W. Bunn	Director	December 17, 2019

* _________________________________ Chris H. Cheesman	Director	December 17, 2019

* _________________________________ Barry Fink	Director	December 17, 2019

* _________________________________ Rajesh K. Gupta	Director	December 17, 2019

* _________________________________ Lynn Jenkins	Director	December 17, 2019

* _________________________________ Jan M. Lewis	Director	December 17, 2019

* _________________________________ John R. Whitten	Director	December 17, 2019

* _________________________________ Stephen E. Yates	Chairman of the Board and Director	December 17, 2019

*By: /s/ Evan C. Johnson Evan C. Johnson Attorney in Fact

Pursuant to Power of Attorney, effective September 11, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 81 to the Registration Statement of American Century World Mutual Funds, Inc. on September 17, 2019, File No. 33-39242), and incorporated herein by reference.
Secretary’s Certificate, effective September 11, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 81 to the Registration Statement of American Century World Mutual Funds, Inc. on September 17, 2019, File No. 33-39242), and incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document